            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                   SEPARATE ACCOUNT VA-K (EXECANNUITY PLUS)

                                    * * *

Effective September 1, 1999, the following information relating to the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Under (3) ANNUAL UNDERLYING FUND EXPENSES in the SUMMARY OF FEES AND EXPENSES section, the table and footnotes are amended as follows:

                                                     MANAGEMENT FEE
                                                      (AFTER ANY            OTHER EXPENSES       TOTAL FUND EXPENSES
                                                       VOLUNTARY              (AFTER ANY         (AFTER ANY WAIVERS/
FUND                                                    WAIVERS)            REIMBURSEMENTS)       REIMBURSEMENTS)
--------                                                -------             ---------------       ---------------
Select Aggressive Growth Fund...................        0.82%***                 0.07%            0.89%(1) (2)***
Select Capital Appreciation Fund................        0.94%***                 0.10%            1.04%(1) (2)***

*** Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expenses shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

Under footnote (2), the percentage for the Select Aggressive Growth Fund is changed to 0.86%.

The expense examples for the Select Aggressive Growth Fund are amended as follows:

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(1)(a)
Select Aggressive Growth Fund...........       $98           $142             $176           $269

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(1)(b)
Select Aggressive Growth Fund...........      $100           $149             $188           $294

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(2)(a)
Select Aggressive Growth Fund...........       $24            $74             $126           $269

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(2)(b)
Select Aggressive Growth Fund...........       $26            $81             $138           $294

Under INVESTMENT ADVISORY SERVICES, the management fee schedule for the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Select Aggressive Growth Fund                        First $100 Million                 1.00%
                                                     Next $150 Million                  0.90%
                                                     Next $250 Million                  0.80%
                                                     Next $500 Million                  0.70%
                                                     Over $1 Billion                    0.65%

Select Capital Appreciation Fund                     First $100 Million                 1.00%

                                                     Next $150 Million                  0.90%
                                                     Next $250 Million                  0.80%
                                                     Next $500 Million                  0.70%
                                                     Over $1 Billion                    0.65%




                                             SUPPLEMENT DATED SEPTEMBER 1, 1999

            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                  SEPARATE ACCOUNT VA-K (ALLMERICA ADVANTAGE)

                                    * * *

Effective September 1, 1999, the following information relating to the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Under 5. EXPENSES in the Profile, the expense information for the Select Aggressive Growth Fund is amended as follows:

                                                                                            EXAMPLES:
                                                                                     TOTAL ANNUAL EXPENSES
                                                                                            AT END OF
                                                                                            ----------
                                         TOTAL         TOTAL
                                        ANNUAL         ANNUAL        TOTAL
                                       INSURANCE        FUND         ANNUAL      (1)           (2)
FUND                                    CHARGES       EXPENSES       CHARGES     1 YEAR      10 YEARS
--------                                -------       --------       ------      --------    --------
Select Aggressive Growth Fund.......      1.50%         0.89%         2.39%        $98         $269

Under (3) ANNUAL UNDERLYING FUND EXPENSES in the SUMMARY OF FEES AND EXPENSES section, the table and footnotes are amended as follows:

                                                   MANAGEMENT FEE
                                                     (AFTER ANY                 OTHER EXPENSES      TOTAL FUND EXPENSES
                                                      VOLUNTARY                   (AFTER ANY        (AFTER ANY WAIVERS/
FUND                                                   WAIVERS)                 REIMBURSEMENTS)        REIMBURSEMENTS)
--------                                               -------                  ---------------      -----------------
Select Aggressive Growth Fund...................       0.82%***                      0.07%            0.89%(1) (2)***
Select Capital Appreciation Fund................       0.94%***                      0.10%            1.04%(1) (2)***

*** Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expenses shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

Under footnote (2), the percentage for the Select Aggressive Growth Fund is changed to 0.86%.

The expense examples for the Select Aggressive Growth Fund are amended as follows:

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(1)(a)
Select Aggressive Growth Fund...........       $98           $142             $176           $269

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(1)(b)
Select Aggressive Growth Fund...........      $100           $149             $188           $294

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(2)(a)
Select Aggressive Growth Fund...........       $24            $74             $126           $269

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
(2)(b)
Select Aggressive Growth Fund...........       $26            $81             $138           $294

Under INVESTMENT ADVISORY SERVICES, the management fee schedule for the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Select Aggressive Growth Fund                        First $100 Million                 1.00%
                                                     Next $150 Million                  0.90%
                                                     Next $250 Million                  0.80%
                                                     Next $500 Million                  0.70%
                                                     Over $1 Billion                    0.65%

Select Capital Appreciation Fund                     First $100 Million                 1.00%
                                                     Next $150 Million                  0.90%
                                                     Next $250 Million                  0.80%
                                                     Next $500 Million                  0.70%
                                                     Over $1 Billion                    0.65%




                                             SUPPLEMENT DATED SEPTEMBER 1, 1999